Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Compensation, benefits and payroll taxes	$ 40,125	$ 226,500	$ 138,001
Income tax payable	(5,735)
Other accrued expenses	15,163	27,584	279,066
Total accrued expenses and other current liabilities	$ 49,553	$ 254,084	$ 434,739